LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.03%
INVESTMENT COMPANIES–97.03%
Equity Funds–45.54%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	4,007,404	$246,407,279
LVIP Channing Small Cap Value Fund	3,347,480	42,288,719
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	31,439,423	469,107,623
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,566,747	85,978,415
LVIP Macquarie Mid Cap Value Fund	2,721,400	122,155,503
LVIP Macquarie Value Fund	12,216,117	334,782,676
LVIP SSGA Mid-Cap Index Fund	17,278,032	230,350,724
LVIP SSGA Nasdaq-100 Index Fund	2,792,289	39,711,929
LVIP SSGA S&P 500 Index Fund	26,340,153	789,756,819
LVIP SSGA Small-Cap Index Fund	5,147,361	172,431,440
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,019,366	122,076,184
		2,655,047,311
Fixed Income Funds–26.69%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	8,561,093	81,261,898
LVIP JPMorgan Core Bond Fund	55,454,427	574,119,679
LVIP JPMorgan High Yield Fund	16,072,487	167,009,207
LVIP Macquarie Bond Fund	52,421,540	638,966,157
LVIP SSGA Bond Index Fund	9,096,707	94,742,207
		1,556,099,148
Global Equity Fund–0.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	5,904,707	49,097,637
		49,097,637
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–23.96%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,766,372	$58,292,294
LVIP Franklin Templeton Multi-Factor International Equity Fund	15,402,381	138,821,663
LVIP Loomis Sayles Global Growth Fund	6,646,795	116,976,952
LVIP MFS International Growth Fund	13,030,323	283,292,248
LVIP Mondrian International Value Fund	17,646,344	336,462,830
LVIP SSGA Emerging Markets Equity Index Fund	13,067,325	151,254,281
LVIP SSGA International Index Fund	26,608,196	311,608,583
		1,396,708,851
Total Affiliated Investments (Cost $4,137,338,153)		5,656,952,947

UNAFFILIATED INVESTMENT–2.82%
INVESTMENT COMPANY–2.82%
Money Market Fund–2.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	164,335,958	164,335,958
Total Unaffiliated Investment (Cost $164,335,958)		164,335,958

TOTAL INVESTMENTS–99.85% (Cost $4,301,674,111)	5,821,288,905
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	8,656,915
NET ASSETS APPLICABLE TO 414,575,485 SHARES OUTSTANDING–100.00%	$5,829,945,820

✧✧Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
41	Australian Dollar	$2,839,045	$2,731,453	12/16/24	$107,592	$—
91	British Pound	7,606,463	7,444,726	12/16/24	161,737	—
137	Euro	19,122,631	18,989,851	12/16/24	132,780	—
97	Japanese Yen	8,524,481	8,637,321	12/16/24	—	(112,840)
6	Swedish Krona	1,185,300	1,164,605	12/16/24	20,695	—
					422,804	(112,840)
Equity Contracts:
181	E-mini MSCI Emerging Markets Index	10,612,935	9,940,471	12/20/24	672,464	—
120	E-mini Russell 2000 Index	13,495,200	13,238,175	12/20/24	257,025	—
271	E-mini S&P 500 Index	78,783,088	77,106,021	12/20/24	1,677,067	—
88	E-mini S&P MidCap 400 Index	27,707,680	26,981,867	12/20/24	725,813	—
363	Euro STOXX 50 Index	20,324,884	19,757,403	12/20/24	567,481	—
68	FTSE 100 Index	7,535,292	7,628,523	12/20/24	—	(93,231)
54	OMXS 30 Index	1,396,146	1,357,952	10/18/24	38,194	—
22	SPI 200 Index	3,158,295	3,118,384	12/19/24	39,911	—
51	TOPIX Index	9,394,503	9,124,871	12/12/24	269,632	—
					4,247,587	(93,231)
Total Futures Contracts					$4,670,391	$(206,071)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.03%@
Equity Funds-45.54%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$232,337,856	$10,500,902	$40,985,156	$13,050,248	$31,503,429	$246,407,279	4,007,404	$—	$—
✧✧LVIP Channing Small Cap Value Fund	43,090,906	1,744,961	6,995,816	888,187	3,560,481	42,288,719	3,347,480	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	332,225,740	128,023,792	65,094,736	4,020,705	69,932,122	469,107,623	31,439,423	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	—	84,948,427	4,138,726	40,060	5,128,654	85,978,415	6,566,747	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	122,765,475	5,347,551	19,854,267	1,299,134	12,597,610	122,155,503	2,721,400	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	41,906,079	11,934,109	59,606,898	8,154,769	(2,388,059)	—	—	—	—
✧✧LVIP Macquarie Value Fund	322,795,577	25,480,735	40,565,919	1,123,641	25,948,642	334,782,676	12,216,117	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	235,252,520	18,743,942	42,770,821	6,876,303	12,248,780	230,350,724	17,278,032	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	39,274,224	31,383	6,610,801	1,526,466	5,490,657	39,711,929	2,792,289	—	—
✧✧LVIP SSGA S&P 500 Index Fund	775,317,039	54,145,987	140,028,632	87,680,668	12,641,757	789,756,819	26,340,153	—	—
✧✧LVIP SSGA Small-Cap Index Fund	253,650,144	4,898,530	100,702,283	28,920,512	(14,335,463)	172,431,440	5,147,361	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	122,156,193	14,394,220	21,372,881	2,658,033	4,240,619	122,076,184	4,019,366	—	—
Fixed Income Funds-26.69%@
×,✧✧LVIP SSGA Short-Term Bond Index Fund	13,411,919	1,242,399	15,128,891	346,704	127,869	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	80,829,557	7,660,134	10,377,193	(601,804)	3,751,204	81,261,898	8,561,093	—	—
✧✧LVIP JPMorgan Core Bond Fund	583,390,290	48,255,307	85,432,641	2,678,857	25,227,866	574,119,679	55,454,427	—	—
✧✧LVIP JPMorgan High Yield Fund	132,767,854	41,899,296	17,765,485	(1,364,111)	11,471,653	167,009,207	16,072,487	—	—
✧✧LVIP Macquarie Bond Fund	726,504,092	37,111,961	148,862,710	(24,585,400)	48,798,214	638,966,157	52,421,540	—	—
×,✧✧LVIP PIMCO Low Duration Bond Fund	12,863,653	—	12,907,739	215,324	(171,238)	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	110,552,544	3,738,286	23,169,533	(2,786,647)	6,407,557	94,742,207	9,096,707	—	—
Global Equity Fund-0.84%@
✧✧LVIP BlackRock Real Estate Fund	64,836,293	894,646	21,018,176	1,148,453	3,236,421	49,097,637	5,904,707	—	—
International Equity Funds-23.96%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	55,195,474	2,514,008	8,467,564	(220,013)	9,270,389	58,292,294	6,766,372	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	139,544,866	5,356,336	21,712,953	1,962,328	13,671,086	138,821,663	15,402,381	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	113,767,561	6,025,898	19,790,294	4,382,990	12,590,797	116,976,952	6,646,795	—	—
✧✧LVIP MFS International Growth Fund	266,141,795	16,252,633	32,529,220	3,437,623	29,989,417	283,292,248	13,030,323	—	—
✧✧LVIP Mondrian International Value Fund	312,638,566	25,061,383	46,609,923	2,446,848	42,925,956	336,462,830	17,646,344	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	163,577,847	2,748,141	36,065,250	657,506	20,336,037	151,254,281	13,067,325	—	—
✧✧LVIP SSGA International Index Fund	323,352,098	1,499,798	48,677,865	13,217,172	22,217,380	311,608,583	26,608,196	—	—
Total	$5,620,146,162	$560,454,765	$1,097,242,373	$157,174,556	$416,419,837	$5,656,952,947		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at September 30, 2024.
LVIP Global Growth Allocation Managed Risk Fund–3